SUPPLEMENT DATED JUNE 19, 2017
TO

PROSPECTUSES DATED MAY 1, 2017
 FOR MASTERS FLEX, REGATTA GOLD AND REGATTA PLATINUM

PROSPECTUS DATED MAY 1, 2012
FOR REGATTA CHOICE

PROSPECTUS DATED MAY 1, 2009
 FOR FUTURITY III

PROSPECTUSES DATED MAY 1, 2008
FOR FUTURITY II AND REGATTA EXTRA

PROSPECTUS DATED MAY 1, 2007
FOR REGATTA FLEX II

PROSPECTUSES DATED JULY 18, 2006
FOR FUTURITY FOCUS, REGATTA CLASSIC AND REGATTA

PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL STAR, FUTURITY ACCOLADE, FUTURITY FOCUS II,
FUTURITY SELECT FOUR, FUTURITY SELECT FOUR PLUS,
FUTURITY, REGATTA ACCESS AND REGATTA FLEX-4

AND PROSPECTUS DATED APRIL 11, 2006, AS SUPPLEMENTED
 DECEMBER 29, 2006,
AND PROSPECTUS DATED MAY 1, 2006
FOR MASTERS IV

 ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

If previously approved in your state, a Guarantee Period is available for allocation under your Contract.